INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
INTANGIBLE ASSETS
Trademark licenses with indefinite useful lives	$ 116,083	$ 116,083
Others	289	392
Total	$ 116,372	$ 116,475